INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Carrying Value of Investments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interests In Other Entities [Abstract]
Investments in associates	$ 43	$ 47	$ 40
Investments in joint ventures	1,604	1,604	1,541
Total comprehensive profit (loss) for the year, net of tax	$ 1,647	$ 1,651	$ 1,581